REVENUE FROM COLLABORATION AND LICENSE AGREEMENT (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Dec. 10, 2018	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customer					$ 365	$ 236	$ 500
Amgen Inc [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amount to be paid for preclinical services		$ 450
Amgen Inc [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments	$ 270,000
Non-refundable and non-creditable initial technology access fee payment				$ 725
Amount to be paid for preclinical services	$ 450		$ 450
Contract Liabilities					143	$ 267
Additional amount paid for services to be recognized upon commencement of the pre-clinical Research and Development services					225
Revenue from contract with customer					500
Amount of performance obligations					$ 500